Prepaid Expense - Schedule of Prepaid Expense (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepaid Expense [Abstract]
Advancement to suppliers for inventory	€ 1,313,161	€ 771,863
Advancement for PP&E under construction	11,683	11,683
Conference	259,934
Insurance		219,007
Security deposits and others	16,471	17,831
Total	€ 1,601,249	€ 1,020,384